Non-revolving Senior Secured Term Loan (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009	Sep. 30, 2010 Collateralized Non-revolving Senior Secured Term Loan	Dec. 31, 2010 Collateralized Non-revolving Senior Secured Term Loan	Dec. 31, 2011 Collateralized Non-revolving Senior Secured Term Loan
Debt Instrument [Line Items]
Balance at beginning	$ 1,121.1	$ 1,398.3					$ 190.0	[1]
Loans advanced	1,543.8	1,167.9	1,619.9	1,312.3	200.0	200.0
Long and short-term loans repaid	(1,330.8)	(654.6)	(1,637.5)	(993.5)		(10.0)	(40.0)
Balance at close	$ 1,398.3	$ 1,907.7	$ 1,121.1			$ 190.0 [1]	$ 150.0	[1]

[1]	Non-revolving Senior Secured Term Loan On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements. On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2011, $40 million was repaid (six months ended December 31, 2010: $10 million; fiscal year ended June 30, 2010: $nil). The final maturity of this facility is five years from the disbursement date. Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima will be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility will be non-recourse to the rest of the Group. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 190.0 - - Loans advanced - 200.0 - Loans repaid (40.0) (10.0) - Closing balance 150.0 190.0 -